SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Expected income tax (benefit)	$ 148,523	$ (443,629)
Tax rate difference	(129,413)	(37,415)
Permanent differences	(340,313)	(191,646)
Tax effect of temporary differences not recognized		(116,103)
Tax effect of tax losses unrecognized	326,550	823,306
Income tax expense	$ 5,347	$ 34,513